Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2025	$ 26
2026	44
2027	50
2028	45
2029 and thereafter	6,348
Tax Loss And Tax Credits, Total	6,513
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2025	18
2026	24
2027	18
2028	20
2029 and thereafter	4,668
Tax Loss And Tax Credits, Total	4,748
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2025	8
2026	20
2027	32
2028	25
2029 and thereafter	1,680
Tax Loss And Tax Credits, Total	$ 1,765